Long Term Debt - Additional Information (Details)	1 Months Ended						12 Months Ended
	Dec. 31, 2021 USD ($) vessel item facility	Sep. 30, 2021 USD ($) vessel	Aug. 31, 2021	Jun. 30, 2021 USD ($) vessel	Apr. 30, 2021	Feb. 28, 2021	Dec. 31, 2021 USD ($) vessel item facility	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) tranche
Debt Instrument [Line Items]
Number of facilities that entered into a sale and leaseback agreement | facility	11						11
Number of vessels sold and leased back | vessel							11
Number of facilities repaid during period | facility							2
Proceeds from long-term debt							$ 178,800,000	$ 92,400,000	$ 177,575,000
Number of vessels provided as collateral | item	23						23
Fair value of debt outstanding	$ 362,427,000						$ 362,427,000
Borrowing capacity outstanding	$ 137,700,000						137,700,000
Interest costs incurred							14,776,000	21,417,000	26,929,000
Interest costs capitalized							$ 57,000	$ 184,000	$ 114,000
Line of credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 30,000,000
All Debt Instruments
Debt Instrument [Line Items]
Weighted average interest rate	2.642%						2.642%	3.382%	4.624%
Net worth covenant	$ 150,000,000						$ 150,000,000
Minimum EBITDA to interest expense	2.0						2.0
All Debt Instruments | Threshold one
Debt Instrument [Line Items]
Minimum value covenant	1.05						1.05
All Debt Instruments | Threshold two
Debt Instrument [Line Items]
Minimum value covenant	1.15						1.15
All Debt Instruments | Threshold three
Debt Instrument [Line Items]
Minimum value covenant	1.20						1.20
All Debt Instruments | Threshold four
Debt Instrument [Line Items]
Minimum value covenant	1.35						1.35
Commercial financing institutions
Debt Instrument [Line Items]
Consolidated leverage covenant	85.00%						85.00%
Minimum | All Debt Instruments
Debt Instrument [Line Items]
Mininum cash balance of loan and credit facility agrrements as collateral deposit with restrictive liquidity covenant	$ 200,000						$ 200,000
Maximum | All Debt Instruments
Debt Instrument [Line Items]
Mininum cash balance of loan and credit facility agrrements as collateral deposit with restrictive liquidity covenant	$ 500,000						$ 500,000
Hajioannou Family | One facility
Debt Instrument [Line Items]
Minimum percentage of ownership	20.00%						20.00%
Hajioannou Family | Minimum | All Debt Instruments
Debt Instrument [Line Items]
Minimum percentage of ownership	30.00%						30.00%
Hajioannou Family | Maximum | All Debt Instruments
Debt Instrument [Line Items]
Minimum percentage of ownership	35.00%						35.00%
Shikokutessera
Debt Instrument [Line Items]
Sale leaseback lease term							8 years
Shikokutessera, Maxdeka, Shikoku and Glovertwo
Debt Instrument [Line Items]
Sale leaseback, repurchase period							5 years 9 months
Number of vessels sold and leased back | vessel							4
Shikokuokto and Gloversix
Debt Instrument [Line Items]
Sale leaseback lease term							8 years
Sale leaseback, repurchase period							3 years
Sale leaseback transaction, purchase obligation							8 years
Pentakomo and Maxdekatria
Debt Instrument [Line Items]
Sale leaseback lease term							6 years
Sale leaseback, repurchase period							3 years
Sale leaseback transaction, purchase obligation							6 years
Pinewood
Debt Instrument [Line Items]
Sale leaseback lease term						10 years
Sale leaseback, repurchase period						3 years
Sale leaseback transaction, purchase obligation						10 years
Maxtessera
Debt Instrument [Line Items]
Sale leaseback lease term					7 years
Sale leaseback, repurchase period					5 years 6 months
Shikokuepta
Debt Instrument [Line Items]
Sale leaseback lease term			10 years
Sale leaseback, repurchase period			3 years
Sale leaseback transaction, purchase obligation			10 years
Maxeikosiena and Youngtwo
Debt Instrument [Line Items]
Sale leaseback lease term							10 years
Sale leaseback, repurchase period							2 years
Sale leaseback transaction, purchase obligation							10 years
Agros
Debt Instrument [Line Items]
Sale leaseback lease term							10 years
Sale leaseback, repurchase period							3 years
Sale leaseback transaction, purchase obligation							10 years
Maximum borrowing capacity	$ 26,200,000						$ 26,200,000
Pelea, Vasstwo, Eniaprohi and Vassone
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 47,750,000
Line of credit facility, number of tranches | tranche										2
Proceeds from long-term debt									$ 24,675,000	$ 23,075,000
Monagrouli
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 26,400,000
Lofou
Debt Instrument [Line Items]
Maximum borrowing capacity	30,000,000						30,000,000	20,000,000
Long-term line of credit	0						0
Unused borrowing capacity	30,000,000						$ 30,000,000
Lofou | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 20,000,000
Maxdeka, Shikoku and Glovertwo
Debt Instrument [Line Items]
Sale leaseback lease term							7 years 6 months
Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Petra | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 70,000,000
Proceeds from long-term debt				$ 64,345,000
Long-term line of credit	10,000,000						$ 10,000,000
Unused borrowing capacity	27,700,000						27,700,000
Number of vessels financed by credit facility | vessel				8
Number of vessels provided as collateral | vessel				7
Number of vessels debt free | vessel				1
Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Petra | Line of credit | Secured debt
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 30,000,000
Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Petra | Line of credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 40,000,000
Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 60,000,000
Long-term line of credit	0						0
Unused borrowing capacity	30,000,000						30,000,000
Number of vessels financed by credit facility | vessel		6
Number of vessels provided as collateral | vessel		5
Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone | Line of credit | Secured debt
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 30,000,000
Proceeds from long-term debt		71,139,000
Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone | Line of credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		30,000,000
Proceeds from long-term debt		$ 7,000,000
Youngtwo, Shikokupente, Maxeikositessera, Maxenteka and Shikokuennia | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity	100,000,000						100,000,000
Proceeds from long-term debt	50,000,000
Long-term line of credit	0						0
Unused borrowing capacity	$ 50,000,000						$ 50,000,000
Number of vessels financed by credit facility | vessel	5						5
Youngtwo, Shikokupente, Maxeikositessera, Maxenteka and Shikokuennia | Line of credit | Secured debt
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 50,000,000						$ 50,000,000
Youngtwo, Shikokupente, Maxeikositessera, Maxenteka and Shikokuennia | Line of credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 50,000,000						$ 50,000,000